Property, Plant and Equipment (Details)	Jun. 30, 2026
Machinery, Equipment and Production Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Machinery, Equipment and Production Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Office Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Office Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Production masks [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Probe Cards [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Licenses [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Useful lives	1 year